Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 25,237,927	$ 24,480,504
Nominal contract amount of hedging instruments		424,859	315,513
Fair value of trading assets		$ 340,146	$ 419,555
Fair value of hedging assets		6,054	5,591
Gross total fair values of derivative assets		346,200	425,146
Fair value of derivative assets	[1]	229,714	284,159	$ 196,882
Fair value of trading liabilities		346,398	423,082
Fair value of hedging liabilities		4,860	3,667
Gross total fair values of derivative liabilities		351,258	426,749
Fair value of derivative liabilities	[1]	234,772	285,762	$ 191,064
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities		(116,486)	(140,987)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets		(116,486)	(140,987)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 9,463,768	$ 8,434,453
Nominal contract amount of hedging instruments		63,547	38,924
Fair value of trading assets		$ 99,014	$ 122,206
Fair value of hedging assets		935	525
Gross total fair values of derivative assets		99,949	122,731
Fair value of trading liabilities		99,949	123,088
Fair value of hedging liabilities		780	166
Gross total fair values of derivative liabilities		100,729	123,254
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 14,853,397	$ 15,213,232
Nominal contract amount of hedging instruments		361,312	276,589
Fair value of trading assets		$ 223,534	$ 285,449
Fair value of hedging assets		5,119	5,066
Gross total fair values of derivative assets		228,653	290,515
Fair value of trading liabilities		225,443	287,876
Fair value of hedging liabilities		4,080	3,501
Gross total fair values of derivative liabilities		229,523	291,377
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 677,149	$ 570,410
Nominal contract amount of hedging instruments		0	0
Fair value of trading assets		$ 14,427	$ 9,325
Fair value of hedging assets		0	0
Gross total fair values of derivative assets		14,427	9,325
Fair value of trading liabilities		17,603	9,176
Fair value of hedging liabilities		0	0
Gross total fair values of derivative liabilities		17,603	9,176
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 153,606	$ 183,995
Nominal contract amount of hedging instruments		0	0
Fair value of trading assets		$ 1,351	$ 1,091
Fair value of hedging assets		0	0
Gross total fair values of derivative assets		1,351	1,091
Fair value of trading liabilities		1,861	1,264
Fair value of hedging liabilities		0	0
Gross total fair values of derivative liabilities		1,861	1,264
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 90,007	$ 78,414
Nominal contract amount of hedging instruments		0	0
Fair value of trading assets		$ 1,820	$ 1,484
Fair value of hedging assets		0	0
Gross total fair values of derivative assets		1,820	1,484
Fair value of trading liabilities		1,542	1,678
Fair value of hedging liabilities		0	0
Gross total fair values of derivative liabilities		$ 1,542	$ 1,678

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.